Employee Benefit Plans (Estimated Amortized Net Periodic Benefit For 2012) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service cost	$ 24
Unrecognized net loss	6
Total	30
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service cost	20
Unrecognized net loss	110
Total	$ 130